REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION (Major Customer Information) (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REPORTABLE SEGMENTS AND GEOGAPHIC INFORMATION [Abstract]
Percent of revenues from a major customer	23.00%	16.00%	13.00%